Report of Directors Corporate Governance - Non-executive directors' fees and benefits (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)
Total non-executive directors
Disclosure of transactions between related parties [line items]
Fees	£ 5,034,000	$ 6,199	£ 4,637,000	$ 5,710
Benefits	208,000	256	43,000	53
Total	£ 5,242,000	$ 6,455	4,680,000	$ 5,763
Tax rate	45.00%	45.00%
Geraldine Buckingham
Disclosure of transactions between related parties [line items]
Fees	£ 155,000		0
Benefits	0		0
Total	155,000		0
Rachel Duan
Disclosure of transactions between related parties [line items]
Fees	225,000		67,000
Benefits	5,000		0
Total	230,000		67,000
Dame Carolyn Fairbairn
Disclosure of transactions between related parties [line items]
Fees	265,000		80,000
Benefits	1,000		0
Total	266,000		80,000
James Forese
Disclosure of transactions between related parties [line items]
Fees	689,000		572,000
Benefits	0		0
Total	689,000		572,000
Fees paid for additional positions held	447,000		332,000
Steven Guggenheimer
Disclosure of transactions between related parties [line items]
Fees	262,000		250,000
Benefits	10,000		0
Total	272,000		250,000
Irene Lee
Disclosure of transactions between related parties [line items]
Fees	488,000		556,000
Benefits	0		0
Total	488,000		556,000
Fees paid for additional positions held	434,000		380,000
José Antonio Meade Kuribreña
Disclosure of transactions between related parties [line items]
Fees	242,000		223,000
Benefits	14,000		0
Total	256,000		223,000
Pauline Van Der Meer Mohr
Disclosure of transactions between related parties [line items]
Fees	92,000		291,000
Benefits	18,000		0
Total	110,000		291,000
Eileen Murray
Disclosure of transactions between related parties [line items]
Fees	262,000		266,000
Benefits	0		0
Total	262,000		266,000
David Nish
Disclosure of transactions between related parties [line items]
Fees	477,000		482,000
Benefits	22,000		10,000
Total	499,000		492,000
Jackson Tai
Disclosure of transactions between related parties [line items]
Fees	377,000		350,000
Benefits	25,000		0
Total	402,000		350,000
Mark Tucker
Disclosure of transactions between related parties [line items]
Fees	1,500,000		1,500,000
Benefits	113,000		33,000
Total	£ 1,613,000		£ 1,533,000